Risk management (Tables)	12 Months Ended
Dec. 31, 2025
Risk Management [Abstract]
Disclosure of main credit risk aggregates arising on customer business
Below are the main aggregates relating to credit risk from our activities with customers:

Main credit risk performance metrics from activity with customersA
December data
	Credit risk with customers (EUR million)B			Credit impaired (EUR million)			NPL ratio (%)
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Spain	302,271	285,883	278,569	5,915	7,672	8,529	1.96	2.68	3.06
UK	244,303	248,061	247,360	2,645	3,299	3,518	1.08	1.33	1.42
Portugal	44,674	41,418	39,503	928	993	1,024	2.08	2.40	2.59
Poland	46,427	44,704	39,329	1,549	1,636	1,397	3.34	3.66	3.55
US	147,303	148,643	137,893	7,150	7,012	6,303	4.85	4.72	4.57
Mexico	53,476	49,927	52,785	1,420	1,352	1,489	2.65	2.71	2.82
Brazil	105,410	104,519	113,937	7,192	6,418	7,479	6.82	6.14	6.56
Chile	44,146	44,590	46,565	2,528	2,394	2,332	5.73	5.37	5.01
Argentina	8,813	8,411	3,903	677	173	78	7.68	2.06	1.99
DCB Europe	144,039	141,312	135,608	3,642	3,527	2,877	2.53	2.50	2.12
Corporate Centre	6,356	5,959	5,494	271	301	302	4.27	5.06	5.49
Total Group	1,181,945	1,157,273	1,133,898	34,393	35,265	35,620	2.91	3.05	3.14

	NPL coverage ratio (%)			Net loan-loss provisionsC (EUR million)			Cost of risk (%/risk)D
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Spain	55	53	49	1,142	1,259	1,522	0.44	0.50	0.62
UK	33	29	30	177	64	247	0.07	0.03	0.10
Portugal	83	79	83	(8)	11	77	(0.02)	0.03	0.20
Poland	65	62	73	283	511	674	0.71	1.38	2.08
US	55	64	68	2,244	2,507	2,593	1.63	1.82	1.92
Mexico	105	100	100	1,239	1,277	1,135	2.69	2.64	2.43
Brazil	83	83	85	4,409	4,487	4,701	4.73	4.51	4.77
Chile	48	50	53	531	497	365	1.32	1.19	0.80
Argentina	90	177	166	574	284	150	7.34	4.59	6.64
DCB Europe	87	83	88	1,363	1,209	792	0.97	0.88	0.62
Corporate Centre	24	25	33	198	(3)	(2)	3.30	(0.05)	(0.04)
Total Group	66	65	66	12,411	12,333	12,458	1.15	1.15	1.18
A. Management perimeter according to the reported segments.
B. Includes gross loans and advances to customers, guarantees and documentary credits.
C. Loan-loss provisions net of post write-off recoveries (EUR 1,795 million in 2025).
D. Provisions to cover losses due to impairment of loans in the last 12 months / average customer loans and advances of the last 12 months.

Schedule of exposure and impairment losses by stage	In addition, depending on the transactions credit quality, the exposure is divided into four categories according to Standard & Poor's rating scale:

Exposure and loan-loss reserves by stage
EUR million
	2025
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	121,023	2,295	—	123,318
From A+ to BB	383,494	15,188	—	398,682
From BB- to B-	300,108	47,292	—	347,400
CCC and below	8,146	17,733	32,664	58,543
Total exposure B	812,771	82,508	32,664	927,943
Loan-losses reservesC	3,147	4,915	13,900	21,962

Exposure and loan-loss reserves by stage
EUR million
	2024
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	108,977	2,599	—	111,576
From A+ to BB	431,544	16,600	—	448,144
From BB- to B-	288,302	45,129	—	333,431
CCC and below	10,431	17,088	32,901	60,420
Total exposureB	839,254	81,416	32,901	953,571
Loan-losses reservesC	3,276	4,715	13,669	21,660

Exposure and loan-loss reserves by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	147,065	2,261	—	149,326
From A+ to BB	421,449	13,910	—	435,359
From BB- to B-	262,954	41,237	—	304,191
CCC and below	11,829	19,376	33,838	65,043
Total exposure B	843,297	76,784	33,838	953,919
Loan-losses reservesC	3,592	5,055	14,131	22,778
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).
In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and loan-loss reserves by stage
EUR million
	2025
Credit qualityA	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	29,963	381	—	30,344
From A+ to BB	152,981	9,529	—	162,510
From BB- to B-	17,630	8,770	—	26,400
CCC and below	2	615	2,475	3,092
Total exposureB	200,576	19,295	2,475	222,346
Loan-loss reservesC	163	319	373	855

Exposure and loan-loss reserves by stage
EUR million
	2024
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	32,012	1,184	—	33,196
From A+ to BB	159,970	10,916	—	170,886
From BB- to B-	17,594	11,175	—	28,769
CCC and below	12	695	3,292	3,999
Total exposure B	209,588	23,970	3,292	236,850
Loan-loss reservesC	166	401	400	967

Exposure and loan-loss reserves by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	46,236	1,273	—	47,509
From A+ to BB	145,884	10,850	—	156,734
From BB- to B-	13,588	13,995	—	27,583
CCC and below	—	—	3,518	3,518
Total exposure B	205,708	26,118	3,518	235,344
Loan-loss reservesC	172	498	396	1,066
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).
In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and loan-loss reserves by stage
EUR million
	2025
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	35,407	171	—	35,578
From A+ to BB	109,001	1,453	—	110,454
From BB- to B-	37,089	8,262	—	45,351
CCC and below	2,189	1,680	5,761	9,630
Total exposureB	183,686	11,566	5,761	201,013
Loan-loss reservesC	382	483	2,204	3,069

Exposure and loan-loss reserves by stage
EUR million
	2024
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	35,347	110	—	35,457
From A+ to BB	104,197	1,124	—	105,321
From BB- to B-	37,413	8,844	—	46,257
CCC and below	2,084	3,199	6,618	11,901
Total exposureB	179,041	13,277	6,618	198,936
Loan-loss reservesC	340	570	2,953	3,863

Exposure and loan-loss reserves by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	46,827	48		46,875
From A+ to BB	101,079	780		101,859
From BB- to B-	33,905	9,789		43,694
CCC and below	1,513	4,517	7,536	13,566
Total exposureB	183,324	15,134	7,536	205,994
Loan-loss reservesC	300	663	2,959	3,922
A.Detail of credit quality ratings calculated for Group management purposes. Excluding the SCIB branches business
B.Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).
The detail of Santander Bank, National Association exposure and loan-loss reserves associated with each of the stages at 31 December, 2025, 2024 and 2023 is shown below. In addition, the exposure is divided in four tranches of the Standard & Poor's rating scale, according to their current credit quality:

Exposure and loan-loss reserves by stage
EUR million
	2025
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	1,622	24	—	1,646
From A+ to BB	7,352	728	—	8,080
From BB- to B-	28,758	4,459	—	33,217
CCC and below	779	861	1,158	2,798
Total exposureB	38,511	6,072	1,158	45,741
Loan-loss reservesC	277	325	202	804

Exposure and loan-loss reserves by stage
EUR million
	2024
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	4,215	277	—	4,492
From A+ to BB	21,422	930	—	22,352
From BB- to B-	21,899	3,855	—	25,754
CCC and below	33	482	1,130	1,645
Total exposureB	47,569	5,544	1,130	54,243
Loan-loss reservesC	292	364	182	838

Exposure and loan-loss reserves by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	4,834	76	—	4,910
From A+ to BB	20,468	459	—	20,927
From BB- to B-	25,312	3,439	—	28,751
CCC and below	52	450	894	1,396
Total exposure B	50,666	4,424	894	55,984
Loan-loss reservesC	409	335	141	885
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPO, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

Exposure and loan-loss reserves by stage
EUR million
	2025
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	—	—	—	—
From A+ to BB	54	—	—	54
From BB- to B-	10,167	947	—	11,114
CCC and below	3,577	4,871	5,588	14,036
Total exposure B	13,798	5,818	5,588	25,204
Loan-loss reservesC	419	910	1,688	3,017

Exposure and loan-loss reserves by stage
EUR million
	2024
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	—	—	—	—
From A+ to BB	202	—	—	202
From BB- to B-	12,802	451	—	13,253
CCC and below	7,259	4,226	5,729	17,214
Total exposure B	20,263	4,677	5,729	30,669
Loan-loss reservesC	630	1,006	1,908	3,544

Exposure and loan-loss reserves by stage
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	—	—	—	—
From A+ to BB	99	0	—	99
From BB- to B-	12,120	395	—	12,515
CCC and below	6,754	4,237	5,272	16,263
Total exposure B	18,973	4,632	5,272	28,877
Loan-loss reservesC	597	1,019	1,712	3,328
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

Exposure and loan-loss reserves
EUR million	2025
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	16,898	1,513	—	18,411
From A+ to BB	29,179	1,253	—	30,432
From BB- to B-	36,089	7,035	—	43,124
CCC and below	1,217	3,801	7,151	12,169
Total exposureB	83,383	13,602	7,151	104,136
Loan-loss reservesC	648	1,128	4,216	5,992

Exposure and loan-loss reserves
EUR million
	2024
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	19,557	970	—	20,527
From A+ to BB	32,824	1,637	—	34,461
From BB- to B-	33,655	5,285	—	38,940
CCC and below	423	2,808	6,382	9,613
Total exposureB	86,459	10,700	6,382	103,541
Loan-loss reservesC	687	860	3,766	5,313

Exposure and loan-loss reserves
EUR million
	2023
Credit quality A	Stage 1	Stage 2	Stage 3	Total
From AAA to AA-	20,670	468	—	21,138
From A+ to BB	38,869	751	—	39,620
From BB- to B-	36,107	4,177	—	40,284
CCC and below	1,153	3,735	7,479	12,367
Total exposureB	96,799	9,131	7,479	113,409
Loan-loss reservesC	722	1,078	4,538	6,338
A.Detail of credit quality ratings calculated for Group management purposes.
B.Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
C.Includes provisions for undrawn authorized lines (loan commitments).

Schedule of evolution projection based on main macroeconomic indicators	The evolution forecasted in 2025 for the next five years of the main macroeconomic indicators used by Santander UK to estimate expected losses is presented below:

	2026 - 2030
Variables	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario
Interest rate	2.4%	3.5%	3.3%	3.0%
Unemployment rate	7.3%	5.8%	4.5%	4.2%
Housing price change	(2.9%)	(0.2%)	2.9%	4.4%
GDP growth	(0.02%)	0.2%	1.4%	2.4%
The projected evolution for a period of five years of the main macroeconomic indicators used by Santander Spain for estimating expected losses as of 2025, is presented below:

	2026-2030
Variables	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate	2.7%	2.5%	2.3%
Unemployment rate	12.1%	9.7%	8.2%
Housing price change	3.3%	4.1%	4.7%
GDP growth	0.2%	1.6%	2.4%
The evolution projected in 2025 for a period of five years of the main macroeconomic indicators used Santander Bank, National Association to estimate expected losses is presented below:

	2026-2030
Variables	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario
Interest rate (annual averaged)	1.8%	2.6%	3.2%	3.0%
Unemployment rate	6.4%	5.0%	4.2%	3.7%
House price change	0.2%	0.7%	1.3%	2.1%
GDP growth	1.7%	1.9%	2.0%	2.7%
Manheim growthA	(0.6%)	(0.1%)	0.3%	0.1%
A. US used vehicle price car index.
The evolution forecasted in 2025 for a period of five years of the main macroeconomic indicators used by in SC USA in the estimation of expected losses is shown below:

	2026-2030
Variables	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario
Interest rate (annual averaged)	1.8%	2.6%	3.2%	3.0%
Unemployment rate	6.4%	5.0%	4.2%	3.7%
House price change	0.2%	0.7%	1.3%	2.1%
GDP growth	1.7%	1.9%	2.0%	2.7%
ManheimA index	(0.6%)	(0.1)	0.3%	0.1%
A. US used vehicle price car index.
The evolution for a period of five years of the main macroeconomic indicators used to estimate the expected losses in Santander Brazil is as follows:

	2026-2030
Variables	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate (annual averaged)	11.5%	10.9%	10.3%
Unemployment rate	8.0%	6.5%	5.4%
House price change	1.1%	5.9%	10.3%
GDP growth	(0.2%)	1.9%	3.8%
Burden income	27.0%	26.8%	26.1%

Schedule of weights used for current political and economic positions	In addition, at 31 December 2025, 2023 and 2022, the weights used by Santander UK reflect the future prospects of the British economy in relation to its current political and economic position so that higher weights are assigned for negative scenarios:

	2025	2024	2023
Pessimistic scenario 3		20%	20%
Pessimistic scenario 2	10%	10%	10%
Pessimistic scenario 1	25%	25%	10%
Base scenario	50%	50%	50%
Optimistic scenario	15%	15%	10%
As for its allocation, Santander Spain associates the Base scenario with the highest weight, while associating the lower weights to the most extreme scenarios:

	2025	2024	2023
Pessimistic scenario	30%	30%	30%
Base scenario	40%	40%	40%
Optimistic scenario 1	30%	30%	30%
As for its allocation, Santander Bank, National Association associates the highest weighting to the Base scenario, while associates the lowest weightings to the most extreme scenarios:

	2025	2024	2023
Pessimistic scenario 2	18%	18%	18%
Pessimistic scenario 1	20%	20%	20%
Base scenario	33%	33%	33%
Optimistic scenario	30%	30%	30%
Each of the macroeconomic scenarios is associated with a given weight. Santander Consumer USA Inc. associates the highest weighting to the Base scenario, whereas it associates the lowest weightings to the most extreme or acid scenarios:

	2025	2024	2023
Pessimistic scenario 2	18%	18%	18%
Pessimistic scenario 1	20%	20%	20%
Base scenario	33%	33%	33%
Optimistic scenario	30%	30%	30%
Regarding its assignation, Brazil links the highest weight to the base scenario whilst links the lowest weights to the most extreme scenarios:

	2025	2024	2023
Pessimistic scenario	13%	13%	10%
Base scenario	75%	75%	80%
Optimistic scenario	13%	13%	10%

Disclosure of sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios, as of December 2025, is as follows:

	Change in Provision
	Mortgages	Corporates
GDP Growth
-100 bps	11.6%	3.9%
+100 bps	(2.9%)	(1.4%)
Housing price change
-100 bps	7.3%	6.0%
+100 bps	(3.5%)	(1.6%)
Unemployment rate
-100 bps	(12.3%)	(2.5%)
+100 bps	23.7%	5.7%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios, at December 31 2025, is as follows:

	Change in Provision
	Mortgages	Corporates	Others
GDP Growth
-100 bps	8.5%	1.1%	2.1%
+100 bps	(3.6%)	(0.9%)	(1.9%)
Housing price change
-100 bps	8.4%	1.5%	3.4%
+100 bps	(6.7%)	(0.7%)	(1.8%)
Unemployment rate
-100 bps	(6.0%)	(1.5%)	(3.7%)
+100 bps	14.7%	1.8%	4.7%
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios as of 2025 is as follows:

	Change in Provision
	Mortgages	Corporates	Auto
GDP Growth
-100 bps	13.6%	10.9%	2.8%
+100 bps	(10.6%)	(7.7%)	(2.0%)
Housing price change
-100 bps	26.9%	18.7%	5.0%
+100 bps	(12.9%)	(9.3%)	(2.5%)
Unemployment rate
-100 bps	(41.6%)	(25.9%)	(7.9%)
+100 bps	53.9%	39.5%	11.8%
Manheim index
-100 bps	—	—	1.8%
+100 bps	—%	—%	(1.4%)
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios at the end of 2025 is as follows:

Change in provision
SC Auto
Manheim index
-100 bps	1.0%
+100 bps	(0.8%)
Unemployment Rate
-100 bps	(4.9%)
+100 bps	7.0%
House Price Change
-100 bps	3.1%
+100 bps	(1.6%)
GDP growth
-100 bps	1.7%
+100 bps	(1.2%)
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios is at the end of 2025 as follows:

	Change in provision
	Individuals	SME	Other
GDP growth
-100 bps	1.3%	2.9%	2.6%
+100 bps	(0.7%)	(1.3%)	(1.4%)
Unemployment rate
+100 bps	(1.9%)	(3.8%)	(4.5%)
+100 bps	2.8%	6.2%	6.3%
Interest rate (SELIC)
-100 bps	(0.6%)	(1.6%)	(0.9%)
+100 bps	1.7%	4.0%	3.5%

Schedule of exposure to risk	These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognized:

EUR thousand
	2025			2024
	Loans and credits	Guarantees	Total	Loans and credits	Guarantees	Total
Ana Botín	3	—	3	—	—	—
Héctor Grisi	—	—	—	—	—	—
José Antonio Álvarez	—	—	—	—	—	—
Glenn Hutchins	—	—	—	—	—	—
Antonio Francesco Weiss B	—	—	—	—	—	—
Belén Romana	—	—	—	—	—	—
Bruce Carnegie-Brown A	—	—	—	—	—	—
Germán de la Fuente	—	—	—	—	—	—
Gina Díez Barroso	—	—	—	5	—	5
Henrique de Castro	—	—	—	—	—	—
Homaira Akbari	—	—	—	—	—	—
Javier Botín	—	—	—	—	—	—
Juan Carlos Barrabés C	137	—	137	138	—	138
Luis Isasi	—	—	—	—	—	—
Pamela Walkden	—	—	—	—	—	—
Ramiro Mato D	—	—	—	—	—	—
Sol Daurella	—	—	—	—	—	—
	140	—	140	143	—	143
A.Ceased as director of Banco Santander, S.A. on 22 March 2024.
B.Director since 27 June 2024.
C.Director since 27 June 2024.
D.Ceased as director of Banco Santander, S.A. on 27 June 2024 .

	2025
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	60,002	625
Without mortgage collateral	215	7
With mortgage collateral	59,787	618

	2024
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	59,316	789
Without mortgage collateral	208	11
With mortgage collateral	59,108	778

	2023
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	61,097	924
Without mortgage collateral	215	16
With mortgage collateral	60,882	908

	2025
EUR Million	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development (including land) (business in Spain)	2,984	211	17
Of which impaired	31	—	11
Memorandum items written-off assets	240	—	—

Memorandum items: Data from the public consolidated balance sheet
2025
EUR Million	Carrying amount
Total loans and advances to customers excluding the Public sector (business in Spain) (Book value)	240,609
Total consolidated assets (Total business) (Book value)	1,867,515
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,086
The following table shows the detail of the assets foreclosed by the businesses in Spain at the end of 2025:

	2025
EUR Million	Gross carrying amount	Valuation adjustments	Of which impairment losses on assets since time of foreclosure	Net Carrying amount
Property assets arising from financing provided to construction and property development companies	3,843	2,144	1,591	1,699
Of which:
Completed buildings	481	324	282	157
Residential	129	71	60	58
Other	352	253	222	99
Buildings under construction	107	49	35	58
Residential	—	—	—	—
Other	107	49	35	58
Land	3,255	1,771	1,274	1,484
Developed land	776	429	260	347
Other land	2,479	1,342	1,014	1,137
Property assets from home purchase mortgage loans to households	334	172	119	162
Other foreclosed property assets	81	44	36	37
Total property assets	4,258	2,360	1,746	1,898

	2025					2024
	Portfolio
	Financial assets held for trading and Financial assets designated as FV with changes in results	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost	Non-trading financial assets mandatory at fair value through profit or loss	Total net direct exposure	Total net direct exposure
Spain	3,852	112	58,044	—	62,008	56,293
Portugal	(659)	1,199	6,767	—	7,307	7,652
Italy	2,875	440	12,557	—	15,872	12,915
Greece	—	—	—	—	—	—
Ireland	(38)	—	—	—	(38)	—
Rest Eurozone	3,684	254	10,443	—	14,381	6,212
UK	907	1,001	5,687	—	7,595	8,772
Poland	1,141	6,339	13,333	—	20,813	14,286
Rest of Europe	8	—	526	—	534	954
US	4,783	4,320	15,943	—	25,046	24,926
Brazil	8,089	9,533	8,543	—	26,165	26,641
Mexico	10,663	7,652	7,599	—	25,914	21,642
Chile	676	2,666	5,254	—	8,596	6,900
Rest of America	2,593	1,654	2,151	—	6,398	4,431
Rest of the World	211	17	4,128	—	4,356	7,003
Total	38,785	35,187	150,975	—	224,947	198,627
[1] Risks with domestic public or private borrowers in foreign currency and originated outside the country.
[2] Countries that are not considered low risk by Banco de España.

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2025
	Total
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	14	6	9	7	5	—	8
Other financial institutions and: individual shareholder	933	94	462	182	117	15	94
Non-financial institutions and individual shareholder	489,192	5,095	42,700	5,596	3,271	923	2,713
Of which financing for constructions and property development	249	21	523	739	695	4	75
Other warehouses	3,000,071	4,556	515,253	9,699	3,752	3,777	3,665
Total	3,490,210	9,751	558,424	15,484	7,145	4,715	6,480
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	13,499	261	4,630	566	406	14	171

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2025
Of which, non-performing/Doubtful
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	5	2	9	7	5	—	8
Other financial institutions and: individual shareholder	579	50	259	75	22	11	89
Non-financial institutions and individual shareholder	296,008	2,901	26,767	2,585	1,166	420	2,420
Of which financing for constructions and property development	167	3	264	156	115	4	50
Other warehouses	1,620,343	2,401	296,470	5,313	1,730	2,232	2,991
Total	1,916,935	5,354	323,505	7,980	2,923	2,663	5,508
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	6,901	120	1,720	235	110	5	145
The balance sheet items in the Group’s consolidated position that are subject to market risk are shown below, distinguishing those positions for which the main risk metric is VaR from those for which risk monitoring is carried out using other metrics:

Risk metric values on the consolidated balance sheet
EUR million
		Main market risk metric
	Balance sheet amount	VaR	Other	Main risk factor for 'Other' balance
Assets subject to market risk
Cash, cash balances at central banks and other deposits on demand	152,281		152,281	Interest rate
Financial assets held for trading	252,318	252,318
Non-trading financial assets mandatorily at fair value through profit or loss	7,761	5,815	1,946	Interest rate, spread
Financial assets designated at fair value through profit or loss	8,046	—	8,046	Interest rate, spread
Financial assets designated at fair value through other comprehensive income	74,612	2,281	72,331	Interest rate, spread
Financial assets at amortized cost	1,202,689		1,202,689	Interest rate, spread
Hedging derivatives	3,931		3,931	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest risk	50		50	Interest rate
Other assets	165,827
Total assets	1,867,515

Liabilities subject to market risk
Financial liabilities held for trading	171,546	171,546
Financial liabilities designated at fair value through profit or loss	42,148	—	42,148	Interest rate, spread
Financial liabilities at amortized cost	1,421,184		1,421,184	Interest rate, spread
Hedging derivatives	4,248		4,248	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	49		49	Interest rate
Other liabilities	115,592
Total liabilities	1,754,767
Equity	112,748

Disclosure of concentrations
Breakdown of the credit with mortgage guarantee to households for house acquisition, according to the percentage that the total risk represents on the amount of the latest available valuation (loan to value):

	2025
	Loan to value ratio
EUR Million	Less than or equal to 40%	More than 40% and less than 60%	More than 60% and less than 80%	More than 80% and less than or equal to 100%	More than 100%	Total
Gross amount	17,191	20,310	18,811	2,812	663	59,787
Of which impaired	122	158	151	84	103	618
At year-end, the distribution of this portfolio was as follows:

2025
EUR Million	Loans: gross amount
1. Without mortgage guarantee	14
2. With mortgage guarantee	2,970
2.1 Completed buildings	976
2.1.1 Residential	658
2.1.2 Other	318
2.2 Buildings and other constructions under construction	1,981
2.2.1 Residential	1,913
2.2.2 Other	68
2.3 Land	13
2.3.1 Developed consolidated land	9
2.3.2 Other land	4
Total	2,984
The detail, by activity and geographical area of the Group's risk concentration at 31 December 2025 is as follows:

EUR million
	2025A
	Total	Spain	Other EU countries	America	Rest of the world
Central banks and Credit institutions	326,316	61,256	71,853	119,532	73,675
Public sector	267,765	82,131	62,620	109,109	13,905
Of which:
Central government	239,153	66,479	57,468	101,768	13,438
Other central government	28,612	15,652	5,152	7,341	467
Other financial institutions (financial business activity)	207,044	16,301	50,819	101,600	38,324
Non-financial companies and individual entrepreneurs (non-financial business activity) (broken down by purpose)	447,496	103,836	94,760	188,078	60,822
Of which:
Construction and property development	20,322	4,130	2,090	9,396	4,706
Civil engineering construction	5,128	1,835	1,740	1,468	85
Large companies	291,515	53,841	63,635	127,003	47,036
SMEs and individual entrepreneurs	130,531	44,030	27,295	50,211	8,995
Households – other (broken down by purpose)	543,928	88,602	98,262	142,560	214,504
Of which:
Residential	333,552	61,818	27,030	46,605	198,099
Consumer loans	192,746	19,784	69,670	87,491	15,801
Other purposes	17,630	7,000	1,562	8,464	604
Total	1,792,549	352,126	378,314	660,879	401,230
A.For the purposes of this table, the definition of risk includes the following items in the public balance sheet: 'Loans and advances to credit institutions', 'Loans and advances to Central Banks', 'Loans and advances to Customers', 'Debt securities', 'Equity Instruments', 'Trading Derivatives', 'Hedging derivatives', 'Investments and financial guarantees given'.
Schedule of changes in impairment losses on debt instruments
The changes in the impairment losses on debt securities are summarised below:

EUR million
	2025	2024	2023
Balance at beginning of year	349	286	226
Net impairment losses for the yearA	182	226	24
Of which:
Impairment losses charged to income	238	234	36
Impairment losses reversed with a credit to income	(56)	(8)	(12)
Assets written off	—	(131)	0
Exchange differences and other items	(11)	(32)	36
Balance at end of year	520	349	286
Of which:
By geographical location of risk:
European Union	26	23	22
America	494	326	264
A.Of the EUR 182 million corresponding to net provisions for the year ended 31 December 2025 (EUR 226 million and EUR 24 million at 31 December 2024 and 2023, respectively), EUR 182 million relates to financial assets at amortized cost (EUR 227 million and EUR 23 million at 31 December 2024 and 2023, respectively) and EUR 0 million relates to financial assets designated at fair value through other comprehensive income (EUR -1 million and EUR 1 million at 31 December 2024 and 2023, respectively).
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers during 2025, 2024 and 2023:

2025
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,293	4,744	14,088	22,125
Transfers
To stage 2 from stage 1	(847)	2,734		1,887
To stage 3 from stage 1	(701)		4,931	4,230
To stage 3 from stage 2		(1,189)	2,760	1,571
To stage 1 from stage 2	82	(466)		(384)
To stage 2 from stage 3		177	(344)	(167)
To stage 1 from stage 3	16		(59)	(43)
Net changes of the exposure and modifications in the credit risk	1,269	(800)	6,581	7,050
Write-offs	—	—	(13,266)	(13,266)
FX and other movements	(112)	(569)	(1,164)	(1,845)
Loss allowance at the end of the year	3,000	4,631	13,527	21,158

2024
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,596	4,954	14,238	22,788
Transfers
To stage 2 from stage 1	(626)	2,676		2,050
To stage 3 from stage 1	(385)		4,548	4,163
To stage 3 from stage 2		(1,591)	3,444	1,853
To stage 1 from stage 2	109	(725)		(616)
To stage 2 from stage 3		278	(693)	(415)
To stage 1 from stage 3	23		(156)	(133)
Net changes of the exposure and modifications in the credit risk	755	(704)	6,655	6,706
Write-offs	—	—	(13,212)	(13,212)
FX and other movements	(179)	(144)	(736)	(1,059)
Loss allowance at the end of the year	3,293	4,744	14,088	22,125

2023
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,626	5,127	13,931	22,684
Transfers
To stage 2 from stage 1	(696)	2,954		2,258
To stage 3 from stage 1	(405)		4,278	3,873
To stage 3 from stage 2		(1,820)	3,721	1,901
To stage 1 from stage 2	149	(905)		(756)
To stage 2 from stage 3		282	(920)	(638)
To stage 1 from stage 3	27		(184)	(157)
Net changes of the exposure and modifications in the credit risk	875	(557)	7,212	7,530
Write-offs	—	—	(13,847)	(13,847)
FX and other movements	20	(127)	47	(60)
Loss allowance at the end of the year	3,596	4,954	14,238	22,788
The changes in gross property development loans to customers were as follows:

EUR million
	2025	2024	2023
Balance at beginning of year	2,545	2,433	2,327
Foreclosed assets	—	—	(1)
Net variation	441	112	115
Written-off assets	(2)	—	(8)
Balance at end of year	2,984	2,545	2,433
The gross movement in foreclosed properties were as follows (EUR billion):

	EUR Billion
	2025	2024	2023
Gross additions	0.1	0.1	0.3
Disposals	(0.7)	(0.8)	(1.2)
Difference	(0.6)	(0.7)	(0.9)

Maximum exposure limits based on credit quality
Our investment strategy for sovereign risk considers country’s credit quality to set the maximum exposure limits. The following table shows the percentage of exposure by ratingA:

Exposure distribution by rating
	2025	2024	2023
AAA	18%	21%	18%
AA	17%	18%	19%
A	43%	41%	41%
BBB	14%	11%	12%
Less than BBB	9%	9%	10%
A.Internal ratings are applied.

Disclosure of concentrations by risk factor
The following table displays the latest and average VaR values at 99% by risk factor over the last three years. It also shows the minimum and maximum VaR values in 2025 and 97.5% ES at the end of December 2025:

VaR statistics and expected shortfall by risk factorA
EUR million. VaR at 99% and ES at 97.5% with one day time horizon
	2025					2024		2023
	VaR (99%)				ES (97.5%)	VaR		VaR
	Min	Average	Max	Latest	Latest	Average	Latest	Average	Latest
Total Trading	9.6	17.6	29.2	18.7	16.9	17.1	18.7	11.7	13.5
Diversification effect	(10.7)	(21.0)	(59.3)	(17.7)	(18.9)	(19.8)	(27.3)	(14.9)	(17.1)
Interest rate	11.2	16.5	23.0	15.3	16.4	17.0	20.2	12.2	11.1
Equities	2.4	6.5	10.8	8.1	7.5	6.0	9.5	3.2	6.0
Exchange rate	3.3	7.4	37.5	6.3	5.8	5.8	5.9	5.3	4.8
Credit spread	3.2	5.7	10.2	4.8	4.8	4.9	5.3	4.3	6.1
Commodities	0.2	2.5	7.0	1.9	1.3	3.2	5.1	1.6	2.6

Total Europe	9.6	15.0	28.2	13.2	13.2	12.7	16.0	9.4	11.8
Diversification effect	(8.9)	(18.0)	(32.4)	(15.9)	(17.8)	(15.4)	(18.4)	(10.5)	(13.8)
Interest rate	9.0	13.3	19.2	11.4	13.3	12.0	14.4	9.1	8.2
Equities	2.7	6.4	11.0	7.4	7.1	5.9	8.8	2.8	5.8
Exchange rate	3.7	7.3	19.7	5.3	5.7	5.1	5.8	3.5	5.2
Credit spread	3.0	5.8	10.4	4.9	4.8	4.9	5.3	4.3	6.1
Commodities	0.1	0.2	0.3	0.1	0.1	0.2	0.1	0.2	0.3

Total North America	3.7	5.8	8.9	5.5	5.3	6.9	6.4	4.0	5.0
Diversification effect	(0.4)	(1.7)	(6.3)	(1.6)	(1.8)	(1.1)	(0.8)	(0.7)	(0.5)
Interest rate	3.8	5.9	8.8	4.8	4.9	6.9	6.6	3.7	5.0
Equities	0.1	0.8	3.2	1.0	1.0	0.2	0.1	0.2	0.0
Exchange rate	0.2	0.8	3.2	1.3	1.2	0.9	0.5	0.8	0.5

Total South America	3.2	7.6	16.5	5.8	5.9	9.0	9.5	7.3	7.0
Diversification effect	(0.3)	(5.2)	(28.7)	(8.7)	(6.2)	(6.9)	(5.5)	(6.2)	(6.6)
Interest rate	2.8	7.2	18.1	4.0	3.8	8.8	6.5	7.3	5.6
Equities	0.2	1.5	7.2	2.2	2.3	1.2	2.1	1.4	2.4
Exchange rate	0.4	1.6	12.9	6.5	4.7	2.7	1.3	3.2	3.0
Commodities	0.1	2.5	7.0	1.8	1.3	3.2	5.1	1.6	2.6
A. In South and North America, VaR levels of credit spreads and commodities are not shown separately due to their low or null materiality.
In general, the structural VaR of Grupo Santander total assets and equity is minor.

Structural VaR
EUR million. Structural VaR 99% with a temporary horizon of one day.
	2025				2024		2023
	Min	Average	Max	Latest	Average	Latest	Average	Latest
Structural VaR	598.5	662.9	751.9	690.1	747.7	687.5	705.0	749.5
Diversification effect	(155.9)	(258.4)	(265.6)	(206.6)	(386.4)	(268.6)	(416.6)	(444.7)
VaR Interest RateA	158.3	177.3	205.8	177.6	412.0	235.2	348.4	380.2
VaR Exchange Rate	486.0	597.7	648.7	572.4	571.7	594.4	580.4	642.9
VaR Equities	110.1	146.3	163.0	146.7	150.4	126.5	192.8	171.1
A. Includes credit spread VaR on ALCO portfolios.

Disclosure of high quality liquid assets

EUR million
	2025	2024	2023
	Amount weighted applicable	Amount weighted applicable	Amount weighted applicable
High-quality liquid assets-HQLAs
Cash and reserves available at central banks	150,883	188,745	217,935
Marketable assets Level 1	173,744	150,912	119,043
Marketable assets Level 2A	5,726	4,696	4,236
Marketable assets Level 2B	7,584	6,951	6,814
Total high-quality liquid assets	337,937	351,304	348,028

Disclosure of liquidity coverage ratio by component

EUR million
	2025	2024	2023
High-quality liquid assets-HQLAs (numerator)	301,618	315,524	348,028
Total net cash outflows (denominator)	208,388	206,889	209,892
Cash outflows	287,044	278,760	282,982
Cash inflows	78,656	71,871	73,090
Consolidated LCR ratio (%)	145%	153%	166%
Group LCR ratio (%)	155%	168%
NSFR ratio (%)	126%	126%	123%

Schedule of maturity analysis of assets and guarantees received and committed
The residual maturities of the liabilities associated with the assets and guarantees received and committed are presented below, as of 31 of December of 2025 (EUR billion):

Residual maturities of the liabilities	Unmatured	<=1month	>1 month <=3 months	>3 months <=12 months	>1 year <=2 years	>2 years <=3 years	3 years <=5 years	5 years <=10 years	>10 years	Total
Committed assets	24.2	50.7	14.1	38.4	38.8	29.5	37.7	36.3	36.6	306.4
Guarantees received committed	2.2	85.2	28.2	61.8	4.0	0.8	1.9	1.1	—	185.2

Schedule of on and off-balance sheet assets provided as security in transactions to obtain liquidity
The reported Group information as required by the EBA at 2025 year-end is as follows:

On-balance-sheet encumbered assets
EUR billion
	Carrying amount of encumbered assets	Fair value of encumbered assets	Carrying amount of unencumbered assets	Fair value of unencumbered assets
Loans and advances	152.5		1,149.4
Equity instruments	11.4	11.4	18.7	—
Debt securities	117.9	118.5	182.2	180.7
Other assets	23.1		212.4
Total assets	304.9		1,562.7

Encumbrance of collateral received
EUR billion
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance
Collateral received	185.2	70.3
Loans and advances	0.5	—
Equity instruments	12.2	7.1
Debt securities	172.5	63.1
Other collateral received	—	0.1
Own debt securities issued other than own covered bonds or ABSs	1.4	1.1

Encumbered assets and collateral received and matching liabilities
EUR billion
	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered
Total sources of encumbrance (carrying amount)	472.0	491.5

Schedule of regulatory capital	The key regulatory capital figures are indicated below:

Reconciliation of accounting capital with regulatory capital
EUR million
	2025	2024	2023
Subscribed capital	7,345	7,576	8,092
Share premium account	36,792	40,079	44,373
Reserves	84,700	76,568	69,278
Treasury shares	(96)	(68)	(1,078)
Attributable profit	14,101	12,574	11,076
Approved dividendC	(1,698)	(1,532)	(1,298)
Shareholders’ equity on public balance sheet	141,144	135,197	130,443
Valuation adjustments	(37,973)	(36,596)	(35,020)
Non-controlling interests	9,578	8,726	8,818
Total Equity on public balance sheet	112,748	107,327	104,241
Goodwill and intangible assets	(15,037)	(16,098)	(17,313)
Eligible preference shares and participating securities	9,645	10,371	9,002
Accrued dividendC	(1,827)	(1,611)	(1,471)
Other adjustmentsA	(11,146)	(9,817)	(8,717)
Tier 1B	94,383	90,172	85,742
A.Fundamentally for non-computable non-controlling interests and deductions and reasonable filters in compliance with CRR.
B.Figures calculated by applying the transitional provisions of CRR 3.
C.Assumes 25% of underlying profit, see note 4.a for proposed distribution of results.

Note: Certain figures presented in this capital note have been rounded for ease of presentation. Consequently, the amounts corresponding to the rows or columns of totals in the tables presented in this note may not coincide with the arithmetic sum of the concepts or items that make up the total.

[1] Data calculated applying the transitional provisions of CRR 3.
The following table shows the capital coefficients and a detail of the eligible internal resources of the Group:

Capital coefficients
EUR million
	2025	2024	2023
Level 1 ordinary eligible capital (EUR million)	84,739	79,800	76,741
Level 1 additional eligible capital (EUR million)	9,645	10,371	9,002
Level 2 eligible capital (EUR million)	17,460	18,418	16,497
Risk-weighted assets (EUR million)	629,430	624,503	623,731
Level 1 ordinary capital coefficient (CET 1)	13.46%	12.78%	12.30%
Level 1 additional capital coefficient (AT1)	1.53%	1.66%	1.45%
Level 1 capital coefficient (TIER1)	15.00%	14.44%	13.75%
Level 2 capital coefficient (TIER 2)	2.77%	2.95%	2.64%
Total capital coefficient	17.77%	17.39%	16.39%

Eligible capital
EUR million
	2025	2024	2023
Eligible capital
Common Equity Tier I	84,739	79,800	76,741
Capital	7,345	7,576	8,092
(-) Treasure shares and own shares financed	(1,892)	(1,694)	(2,847)
Share Premium	36,792	40,079	44,373
Reserves	84,663	76,608	68,721
Other retained earnings	(39,918)	(38,617)	(35,038)
Minority interests	9,037	8,479	6,899
Profit net of dividends	10,576	9,431	8,307
Deductions	(21,863)	(22,061)	(21,766)
Goodwill and intangible assets	(15,037)	(15,957)	(17,220)
Others	(6,826)	(6,104)	(4,546)
Additional Tier I	9,645	10,371	9,002
Eligible instruments AT1	8,937	9,725	8,461
AT1-excesses-subsidiaries	708	645	541
Tier II	17,460	18,418	16,497
Eligible instruments T2	17,754	18,869	17,101
Excess IRB provision on PE	—	—	76
T2-excesses - subsidiaries	(294)	(450)	(680)
Total eligible capital	111,845	108,589	102,240
Note: Banco Santander, S.A. and its affiliates had not taken part in any State aid programmes.

Schedule of leverage capital and ratios

EUR million
	2025	2024	2023
Leverage
Level 1 Capital	94,385	90,170	85,742
Exposure	1,924,349	1,885,572	1,826,922
Leverage Ratio	4.90%	4.78%	4.69%